Parent Company Only Financial Information (Tables)	12 Months Ended
Mar. 31, 2011
Parent Company Only Financial Information
Condensed Balance Sheets

	2010	2011
	(in millions)
Assets:
Cash and interest-earning deposits with banks	¥86,491	¥151,531
Investments in subsidiaries and affiliated companies	10,240,801	9,607,046
Investment in Morgan Stanley	988,731	967,621
Other assets	73,868	97,435

Total assets	¥11,389,891	¥10,823,633

Liabilities and Shareholders' equity:
Short-term borrowings from subsidiaries	¥1,129,452	¥1,566,981
Long-term debt from subsidiaries and affiliated companies	1,088,149	792,203
Long-term debt	230,045	22
Other liabilities	75,327	120,603

Total liabilities	2,522,973	2,479,809

Total shareholders' equity	8,866,918	8,343,824

Total liabilities and shareholders' equity	¥11,389,891	¥10,823,633

Condensed Statements of Operations

	2009	2010	2011
	(in millions)
Income:
Dividends from subsidiaries and affiliated companies	¥241,129	¥203,443	¥341,687
Dividends from Morgan Stanley	43,041	78,244	71,216
Management fees from subsidiaries	16,985	17,522	16,510
Interest income	651	8	102
Foreign exchange gains—net	42,531	43,461	93,310
Other income	6,043	5,946	1,923

Total income	350,380	348,624	524,748

Expense:
Operating expenses	15,404	15,296	13,981
Interest expense to subsidiaries and affiliated companies	34,436	41,921	42,752
Interest expense	5,247	4,087	2,856
Other expense	1,758	1,326	934

Total expense	56,845	62,630	60,523

Equity in undistributed net income (loss) of subsidiaries and affiliated companies	(1,740,354)	613,264	61,902

Income (loss) before income tax expense	(1,446,819)	899,258	526,127
Income tax expense	21,221	39,439	64,331

Net income (loss)	¥(1,468,040)	¥859,819	¥461,796

Condensed Statements of Cash Flows

	2009	2010	2011
	(in millions)
Operating activities:
Net income (loss)	¥(1,468,040)	¥859,819	¥461,796
Adjustments and other	1,793,971	(634,891)	(120,881)

Net cash provided by operating activities	325,931	224,928	340,915

Investing activities:
Proceeds from sales and redemption of stock investment in subsidiaries and affiliated companies	24,002	1,526	250,000
Purchases of equity investments in subsidiaries and affiliated companies	(941,617)	(1,406,479)	(89,042)
Purchases of other investment securities	(927,944)	(5)	—
Net decrease (increase) in interest-earning deposits with banks	21,267	(49,663)	(70,502)
Other—net	(1,495)	(52,481)	(1,486)

Net cash provided by (used in) investing activities	(1,825,787)	(1,507,102)	88,970

Financing activities:
Net increase in short-term borrowings from subsidiaries	879,460	143,403	531,197
Proceeds from issuance of long-term debt to subsidiaries and affiliated companies	391,997	380,499	—
Repayment of long-term debt	(220,000)	(100,007)	(230,025)
Repayment of long-term debt to subsidiaries and affiliated companies	(3,700)	(12,800)	(295,652)
Proceeds from issuance of common stock, net of stock issue expenses	278,725	1,026,341	—
Proceeds from issuance of preferred stock, net of stock issue expenses	388,623	—	—
Proceeds from sales of treasury stock	184,617	30	4
Payments for acquisition of preferred stock	—	—	(250,000)
Payments to acquire treasury stock	(238,842)	(246)	(30)
Dividends paid	(153,260)	(149,551)	(190,455)
Other—net	(3,035)	(2,269)	(386)

Net cash provided by (used in) financing activities	1,504,585	1,285,400	(435,347)

Net increase (decrease) in cash and cash equivalents	4,729	3,226	(5,462)
Cash and cash equivalents at beginning of fiscal year	8,533	13,262	16,488

Cash and cash equivalents at end of fiscal year	¥13,262	¥16,488	¥11,026